Note 11 - Subsequent Events (Details Textual)	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		508,500	468,809	1,406,480	643,263
Weighted average exercise price of share options granted in share-based payment arrangement		$ 16.26	$ 10.04	$ 14.76	$ 9.95
Options granted [member] | 2017 Omnibus Plan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	283,980
Weighted average exercise price of share options granted in share-based payment arrangement	$ 11.49